Note 5 - Acquisition-related Items (Tables)	12 Months Ended
Dec. 31, 2014
Business Combination Disclosure Acquisition Related Items [Abstract]
Schedule of Acquisition-Related Expenses [Table Text Block]
	2014	2013	2012

Transaction costs	$9,454	$3,336	$5,032
Contingent consideration fair value adjustments	2,145	1,801	3,645
Contingent consideration compensation expense	226	6,181	5,096
Reclassification from accumulated other comprehensive loss	-	-	2,553
Gain on revaluation of previously held equity investment (note 3)	-	(820)	-
	$11,825	$10,498	$16,326